Right-of-use asset and lease liability (Details 3) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Lease Consideration [Member]
Disclosure of fair value measurement of assets [line items]
Nominal	R$ 497,190
Present value	292,962
Potential Pis Or Cofins [Member]
Disclosure of fair value measurement of assets [line items]
Nominal	35,287
Present value	R$ 22,454